Business Combinations - Fair Value of Identifiable Net Assets at Acquisition Date (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	May 01, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of detailed information about business combination [line items]
Deferred tax liability	$ (1,205)		$ (697)
Goodwill arising on acquisition	$ 10,007		$ 7,243	$ 7,384
Jarislowsky Fraser [member]
Disclosure of detailed information about business combination [line items]
Total net assets acquired		$ 9
Deferred tax liability		(150)
Goodwill arising on acquisition		556
Purchase consideration transferred		978
Jarislowsky Fraser [member] | Finite life intangible assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition		(255)
Jarislowsky Fraser [member] | Indefinite life intangible assets [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition		(308)
Jarislowsky Fraser [member] | Client relationships [member]
Disclosure of detailed information about business combination [line items]
Intangible assets arising on acquisition		$ 255